Fair value gain on embedded derivatives - Schedule of Embedded Derivatives (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Embedded derivatives [Abstract]
Fair value gain on embedded derivatives	$ 1,549,000	$ 14,145,000
Fair value change in embedded derivative	$ 1,549,000	$ 14,145,000